UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Defiance Asset Management, LLC

Address:  100 Front Street
          Suite 920
          West Conshohocken, PA 19428

13F File Number: 028-11629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mimi Drake
Title:  Chief Financial Officer
Phone:  (610) 940-5306


Signature, Place and Date of Signing:

/s/ Mimi Drake               West Conshohocken, PA        November 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]              [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  2

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total: $155,154
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




No.        Form 13F File Number        Name

1          028-11630                   Defiance Asset Management Fund, L.P.
2          028-12487                   Defiance Offshore Fund, Ltd.

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

                                                    FORM 13F INFORMATION TABLE
                                                        September 30, 2008



COLUMN 1                       COLUMN  2 COLUMN 3     COLUMN 4     COLUMN 5       COLUMN 6        COLUMN 7          COLUMN 8

                                                      VALUE   SHRS OR   SH/ PUT/  INVESTMENT      OTHER         VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF  CUSIP      (x$1,000) PRN AMT   PRN CALL  DISCRETION      MANAGERS    SOLE    SHARED   NONE
                               CLASS
AETNA INC NEW                  COM       00817Y108   1,870       51,787 SH        Shared-Defined    1          51,787
AETNA INC NEW                  COM       00817Y108   1,027       28,429 SH        Shared-Defined    2          28,429
APACHE CORP                    COM       037411105   4,662       44,710 SH        Shared-Defined    1          44,710
APACHE CORP                    COM       037411105   2,508       24,053 SH        Shared-Defined    2          24,053
ASYST TECHNOLOGY CORP          COM       04648X107   3,390    1,412,627 SH        Shared-Defined    1       1,412,627
ASYST TECHNOLOGY CORP          COM       04648X107   1,806      752,690 SH        Shared-Defined    2         752,690
CARPENTER TECHNOLOGY CORP      COM       144285103   4,390      171,168 SH        Shared-Defined    1         171,168
CARPENTER TECHNOLOGY CORP      COM       144285103   2,407       93,832 SH        Shared-Defined    2          93,832
CONOCOPHILLIPS                 COM       20825C104   6,842       93,410 SH        Shared-Defined    1          93,410
CONOCOPHILLIPS                 COM       20825C104   3,689       50,359 SH        Shared-Defined    2          50,359
CUMMINS INC                    COM       231021106   2,867       65,575 SH        Shared-Defined    1          65,575
CUMMINS INC                    COM       231021106   1,549       35,425 SH        Shared-Defined    2          35,425
FLEXTRONICS INTL LTD           COM       Y2573F102   5,039      711,718 SH        Shared-Defined    1         711,718
FLEXTRONICS INTL LTD           ORD       Y2573F102   2,724      384,739 SH        Shared-Defined    2         384,739
FREEPORT-MCMORAN COPPER & GO   COM       35671D857   3,754       66,026 SH        Shared-Defined    1          66,026
FREEPORT-MCMORAN COPPER & GO   COM       35671D857   2,028       35,674 SH        Shared-Defined    2          35,674
GOTTSCHALKS INC                COM       383485109     606      424,055 SH        Shared-Defined    1         424,055
GOTTSCHALKS INC                COM       383485109     310      216,512 SH        Shared-Defined    2         216,512
JAKKS PAC INC                  COM       47012E106  10,455      419,712 SH        Shared-Defined    1         419,712
JAKKS PAC INC                  COM       47012E106   5,652      226,907 SH        Shared-Defined    2         226,907
NABORS INDUSTRIES LTD          COM       G6359F103  10,217      409,979 SH        Shared-Defined    1         409,979
NABORS INDUSTRIES LTD          COM       G6359F103   5,524      221,686 SH        Shared-Defined    2         221,686
NBTY INC                       COM       628782104   3,349      113,457 SH        Shared-Defined    1         113,457
NBTY INC                       COM       628782104   1,847       62,584 SH        Shared-Defined    2          62,584
NUCOR CORP                     COM       670346105  11,668      295,395 SH        Shared-Defined    1         295,395
NUCOR CORP                     COM       670346105   6,304      159,605 SH        Shared-Defined    2         159,605
SKECHERS U S A INC             COM       830566105   7,991      474,822 SH        Shared-Defined    1         474,822
SKECHERS U S A INC             CL A      830566105   4,382      260,378 SH        Shared-Defined    2         260,378
TEREX CORP NEW                 COM       880779103  11,053      362,167 SH        Shared-Defined    1         362,167
TEREX CORP NEW                 COM       880779103   5,969      195,586 SH        Shared-Defined    2         195,586
TWEEN BRANDS INC               COM       901166108   4,111      419,907 SH        Shared-Defined    1         419,907
TWEEN BRANDS INC               COM       901166108   2,255      230,344 SH        Shared-Defined    2         230,344
WELLPOINT INC                  COM       94973V107   7,273      155,502 SH        Shared-Defined    1         155,502
WELLPOINT INC                  COM       94973V107   3,992       85,364 SH        Shared-Defined    2          85,364
WESTERN DIGITAL CORP           COM       958102105   1,072       50,269 SH        Shared-Defined    1          50,269
WESTERN DIGITAL CORP           COM       958102105     572       26,824 SH        Shared-Defined    2          26,824


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